Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits	[1]	$ 1,192,033	$ 1,325,178
Others	[2]	141,597	198,665
Total		$ 1,333,630	$ 1,523,843

[1]	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.
[2]	Others mainly include rental fee payables, utilities fee payables and other professional fee payables to support the Company’s daily operations.